Revenue Arrangements - Narrative (Q2) (Details) - USD ($)				1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2024	Oct. 01, 2021	Jun. 11, 2020	Jan. 31, 2023	Oct. 31, 2021	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue related to agreement							$ 0			$ 0		$ 5,849,000	$ 593,000
Deferred revenue							0			0		2,311,000	593,000
Deferred revenue, net of current portion							0			0		3,538,000	0
Accounts receivable							32,039,000			32,039,000		5,870,000	6,596,000
Revenue recognized												5,244,000
Revenue recognized										(5,849,000)
Collaboration and license revenue							33,271,000	$ 5,249,000		39,111,000	$ 11,187,000	26,004,000	110,777,000	$ 85,077,000
Remaining performance obligation							0			0		5,800,000
Grant revenue							174,000	0		174,000	0
National Institute of Neurological Disorders and Stroke of the National Institutes of Health Funding
Disaggregation of Revenue [Line Items]
Government assistance, award amount							1,500,000			1,500,000
Government assistance, potential additional award amount							1,500,000			1,500,000
Government assistance, asset, current							200,000			200,000
Grant revenue							200,000			200,000
SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Accounts receivable							31,700,000			31,700,000		4,600,000
Collaboration and license revenue							32,800,000	4,300,000			8,700,000
SOBI Purchase Agreement | Billed Revenues
Disaggregation of Revenue [Line Items]
Accounts receivable							3,500,000			3,500,000		3,000,000
Takeda Agreement
Disaggregation of Revenue [Line Items]
Deferred revenue							0			0		0	100,000
Deferred revenue, net of current portion													0
Upfront cash payment		$ 3,000,000			$ 3,000,000
Future additional payments, expected		$ 1,124,000,000			$ 1,124,000,000
Milestone payments								500,000
Customer, liability, revenue recognized, including opening balance							0	100,000		0	600,000	600,000	1,800,000
Collaborative Arrangement
Disaggregation of Revenue [Line Items]
Upfront cash payment			$ 75,000,000
Sales milestone payments			$ 630,000,000
Collaborative Arrangement | SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Upfront cash payment						$ 75,000,000
Sales milestone payments						630,000,000
Revenue recognized	$ 30,000,000						30,000,000			30,000,000
Astellas Gene Therapies
Disaggregation of Revenue [Line Items]
Upfront payment				$ 10,000,000
Development and commercial milestones plus royalties				$ 340,000,000
Deferred revenue related to agreement							0			0
Deferred revenue												2,300,000
Deferred revenue, net of current portion												3,500,000
Accounts receivable							100,000			100,000		300,000
Revenue recognized							500,000	800,000		6,300,000	1,400,000
Revenue, remaining performance obligation recognized										3,200,000
Revenue recognized												5,500,000
Sarepta Therapeutics, Inc.
Disaggregation of Revenue [Line Items]
Deferred revenue												0	500,000
Upfront cash payment						$ 2,000,000
Sales milestone payments									$ 3,000,000
Revenue recognized							$ 0	$ 0		$ 0	$ 500,000
Collaboration and license revenue												$ 500,000	$ 10,200,000
Option term						24 months